ACCRUED EXPENSES	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 7. ACCRUED EXPENSES

Accrued expenses represent obligations that apply to the reported period and have not been billed by the provider or paid by the Company.

At June 30, 2012 and 2011, accrued expenses consisted of the following:

	June 30, 2012	June 30, 2011
Accrued interest	$29,753	$30,197
Wages and vacation	66,915	46,752
Commission	11,945	55,941
Professional fees	40,000	61,903
Other	339	1,852
	$148,952	$196,645